Other investments	12 Months Ended
Jun. 30, 2020
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Other investments
12. Other investments

Accounting policies

Other investments are such equity investments that are not classified as investments in associates or joint arrangements nor investments in subsidiaries. They are included in non-current assets. Subsequent to initial measurement, other investments are stated at fair value. Gains and losses arising from the changes in fair value are recognised in the income statement or in other comprehensive income on a case by case basis. Accumulated gains and losses included in other comprehensive income are not recycled to the income statement. Dividends from other investments are recognised in the consolidated income statement.

Loans receivable are non-derivative financial assets that are not classified as equity investments. They are subsequently measured either at amortised cost using the effective interest method less allowance for impairment or at fair value with gains and losses arising from changes in fair value recognised in the income statement or in other comprehensive income that are recycled to the income statement on the de-recognition of the asset. Allowances for expected credit losses are made based on the risk of non-payment taking into account ageing, previous experience, economic conditions and forward-looking data. Such allowances are measured as either 12-months expected credit losses or lifetime expected credit losses depending on changes in the credit quality of the counterparty.

	Loans £ million	Others £ million	Total £ million
Cost less allowances or fair value
At 30 June 2018	35	11	46
Additions	2	—	2
Repayments and disposals	(1)	—	(1)
Fair value adjustment	—	2	2
Transfers	(19)	19	—
At 30 June 2019	17	32	49
Exchange differences	1	1	2
Additions	3	—	3
Repayments and disposals	(1)	(2)	(3)
Fair value adjustment	—	2	2
Provision charged during the year	(14)	—	(14)
Capitalised interest	1	—	1
Transfer	—	1	1
At 30 June 2020	7	34	41

At 30 June 2020, loans comprise £4 million (2019 – £17 million; 2018 – £35 million) of loans to customers and other third parties, after allowances of £127 million (2019 – £111 million; 2018 – £108 million), and £3 million (2019 – £nil; 2018 – £nil) of loans to associates.